Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserve [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2019	$ 1,714,856	$ 1,508,476	$ 10,160	$ 1,011,743	$ 889,057	$ 73,797	$ (90,824)	$ (385,457)	$ 206,380
Profit/(loss) for the three -month period after taxes	(38,265)	(40,511)	0	0	0	0	0	(40,511)	2,246
Change in fair value of cash flow hedges	(40,170)	(39,775)	0	0	0	(39,775)	0	0	(395)
Currency translation differences	(31,425)	(20,584)	0	0	0	0	(20,584)	0	(10,841)
Tax effect	9,962	9,863	0	0	0	9,863	0	0	99
Other comprehensive income/(loss)	(61,633)	(50,496)	0	0	0	(29,912)	(20,584)	0	(11,137)
Total comprehensive income/(loss) for the period	(99,898)	(91,007)	0	0	0	(29,912)	(20,584)	(40,511)	(8,891)
Distributions (Note 13)	(45,828)	(41,658)	0	0	(41,658)	0	0	0	(4,170)
Balance, end of period at Mar. 31, 2020	1,569,130	1,375,811	10,160	1,011,743	847,399	43,885	(111,408)	(425,968)	193,319
Balance, beginning of period at Dec. 31, 2020	1,740,881	1,527,382	10,667	1,011,743	881,745	96,641	(99,925)	(373,489)	213,499
Profit/(loss) for the three -month period after taxes	(11,064)	(19,172)	0	0	0	0	0	(19,172)	8,108
Change in fair value of cash flow hedges	42,042	38,285	0	0	0	38,285	0	0	3,757
Currency translation differences	(2,480)	871	0	0	0	0	871	0	(3,351)
Tax effect	(9,020)	(8,852)	0	0	0	(8,852)	0	0	(168)
Other comprehensive income/(loss)	30,542	30,304	0	0	0	29,433	871	0	238
Total comprehensive income/(loss) for the period	19,478	11,132	0	0	0	29,433	871	(19,172)	8,346
Capital increase (Note 13)	130,865	130,865	413	0	130,452	0	0	0	0
Business combinations (Note 5)	8,287	0	0	0	0	0	0	0	8,287
Share-based compensation (Note 13)	9,255	9,255	0	0	0	0	0	9,255	0
Distributions (Note 13)	(50,892)	(46,519)	0	0	(46,519)	0	0	0	(4,373)
Balance, end of period at Mar. 31, 2021	$ 1,857,874	$ 1,632,115	$ 11,080	$ 1,011,743	$ 965,678	$ 126,074	$ (99,054)	$ (383,406)	$ 225,759